Document And Entity Information	Nov. 02, 2023
Document Information [Line Items]
Entity, Registrant Name	Aravive, Inc.
Current Fiscal Year End Date	--12-31
Document, Type	8-K
Document, Period End Date	Nov. 02, 2023
Entity, Incorporation, State or Country Code	DE
Entity, File Number	001-36361
Entity, Tax Identification Number	26-4106690
Entity, Address, Address Line One	River Oaks Tower
Entity, Address, Address Line Two	3730 Kirby Drive, Suite 1200
Entity, Address, City or Town	Houston
Entity, Address, State or Province	TX
Entity, Address, Postal Zip Code	77098
City Area Code	936
Local Phone Number	355-1910
Written Communications	false
Soliciting Material	false
Pre-commencement Tender Offer	false
Pre-commencement Issuer Tender Offer	false
Title of 12(b) Security	Common stock
Trading Symbol	ARAV
Security Exchange Name	NASDAQ
Entity, Emerging Growth Company	false
Amendment Flag	false
Entity, Central Index Key	0001513818